Legal Proceedings - Additional Information (Detail) (USD $)	Dec. 31, 2010 Keystone	Feb. 08, 2010 Keystone Breach of Contract Legal Claim 1	Feb. 08, 2010 Keystone Slander Legal Claim 1	Feb. 12, 2010 Keystone Exemplary Member Legal Claim 2	Dec. 31, 2010 Pending or Threatened Litigation	Dec. 31, 2010 Maximum
Commitments and Contingencies Disclosure [Line Items]
Damages awarded		$ 34,300,000	$ 39,000,000	$ 7,500,000
Damages awarded, accrual	47,000,000
Individual hotel-level claims that may be settled without our consent						150,000
Loss contingency accrual					6,000,000
Aggregate losses on legal proceedings, high estimate					$ 8,000,000